Portfolio of Investments
Columbia Large Cap Growth Opportunity Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.7%
Issuer	Shares	Value ($)
Communication Services 14.3%
Entertainment 9.2%
Electronic Arts, Inc.	598,991	83,050,102
Endeavor Group Holdings, Inc., Class A(a)	799,367	18,161,619
Take-Two Interactive Software, Inc.(a)	203,621	25,356,923
Total		126,568,644
Interactive Media & Services 5.1%
Alphabet, Inc., Class A(a)	31,154	70,882,827
Total Communication Services		197,451,471
Consumer Discretionary 7.6%
Automobiles 2.1%
General Motors Co.(a)	746,077	28,858,258
Hotels, Restaurants & Leisure 2.0%
Hilton Worldwide Holdings, Inc.	195,865	27,589,544
Multiline Retail 1.0%
Target Corp.	86,128	13,942,401
Specialty Retail 2.5%
TJX Companies, Inc. (The)	550,143	34,972,590
Total Consumer Discretionary		105,362,793
Consumer Staples 4.6%
Beverages 3.4%
Coca-Cola Co. (The)	730,683	46,310,689
Food Products 1.2%
Darling Ingredients, Inc.(a)	214,505	17,175,415
Total Consumer Staples		63,486,104
Energy 1.1%
Energy Equipment & Services 1.1%
NOV, Inc.	766,879	15,337,580
Total Energy		15,337,580
Financials 3.2%
Banks 1.0%
SVB Financial Group(a)	27,828	13,595,926
Capital Markets 2.2%
Northern Trust Corp.	273,547	30,568,877
Total Financials		44,164,803
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.3%
Biotechnology 7.1%
Allogene Therapeutics, Inc.(a)	302,285	2,397,120
Exact Sciences Corp.(a)	152,206	7,581,381
Horizon Therapeutics PLC(a)	197,062	17,674,491
Mirati Therapeutics, Inc.(a)	225,845	8,844,090
Vertex Pharmaceuticals, Inc.(a)	229,461	61,644,698
Total		98,141,780
Health Care Equipment & Supplies 0.7%
Intuitive Surgical, Inc.(a)	44,130	10,045,753
Health Care Technology 0.7%
Doximity, Inc., Class A(a)	273,892	9,583,481
Pharmaceuticals 2.8%
Eli Lilly & Co.	123,147	38,599,196
Total Health Care		156,370,210
Industrials 9.3%
Aerospace & Defense 1.2%
Howmet Aerospace, Inc.	463,465	16,578,143
Air Freight & Logistics 5.7%
United Parcel Service, Inc., Class B	432,147	78,758,791
Electrical Equipment 0.6%
Generac Holdings, Inc.(a)	33,082	8,173,900
Machinery 1.0%
AGCO Corp.	109,839	14,073,671
Professional Services 0.8%
Equifax, Inc.	54,822	11,105,841
Total Industrials		128,690,346
Information Technology 41.5%
Electronic Equipment, Instruments & Components 4.0%
Zebra Technologies Corp., Class A(a)	162,666	55,012,014
IT Services 1.7%
Aspen Technology, Inc.(a)	69,742	13,494,380
Block, Inc., Class A(a)	89,130	7,799,766
Shopify, Inc., Class A(a)	6,906	2,590,579
Total		23,884,725
Columbia Large Cap Growth Opportunity Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Opportunity Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 15.4%
Advanced Micro Devices, Inc.(a)	189,035	19,255,105
Cirrus Logic, Inc.(a)	200,242	16,327,733
GlobalFoundries, Inc.(a)	344,973	20,591,438
Lam Research Corp.	135,996	70,722,000
QUALCOMM, Inc.	539,446	77,259,456
Teradyne, Inc.	75,738	8,275,134
Total		212,430,866
Software 20.4%
Adobe, Inc.(a)	133,919	55,774,585
Atlassian Corp. PLC, Class A(a)	94,354	16,730,851
Bill.com Holdings, Inc.(a)	71,521	8,456,643
Cadence Design Systems, Inc.(a)	132,597	20,384,137
Crowdstrike Holdings, Inc., Class A(a)	176,447	28,229,755
Microsoft Corp.	168,544	45,822,057
nCino, Inc.(a)	150,257	4,908,896
Salesforce, Inc.(a)	97,469	15,618,433
ServiceNow, Inc.(a)	65,727	30,725,401
Teradata Corp.(a)	519,306	19,956,930
Zendesk, Inc.(a)	378,602	34,623,153
Total		281,230,841
Total Information Technology		572,558,446
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.8%
Chemicals 1.4%
Albemarle Corp.	74,313	19,352,591
Containers & Packaging 0.4%
Ranpak Holdings Corp.(a)	448,762	5,591,575
Total Materials		24,944,166
Total Common Stocks (Cost $1,281,643,474)		1,308,365,919

Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(b),(c)	73,566,260	73,536,833
Total Money Market Funds (Cost $73,536,833)		73,536,833
Total Investments in Securities (Cost: $1,355,180,307)		1,381,902,752
Other Assets & Liabilities, Net		111,517
Net Assets		1,382,014,269

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	15,277,661	225,474,343	(167,215,150)	(21)	73,536,833	(5,865)	29,029	73,566,260
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Large Cap Growth Opportunity Fund | First Quarter Report 2022

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